REVERSE STOCK SPLIT (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity, Reverse Stock Split	1-for-20	1-for-20
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Shares Outstanding Before Reverse Stock Split	43,182,599
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares	2,159,156
Reverse Stock Split Effective Date	May 01, 2013	May 01, 2013
Adjustments to Additional Paid in Capital, Stock Split	$ 41,024